Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2023
Other Payables, Accruals and Advance Receipts

9.  Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accrued research and development expenses	140,158	156,134
Accrued salaries and benefits	27,225	42,442
Accrued capital expenditures	21,429	21,390
Accrued administrative and other general expenses	14,090	14,491
Accrued selling and marketing expenses	10,448	11,564
Deposits	3,172	3,616
Amounts due to related parties (Note 15(ii))	1,957	2,101
Deferred government grants	689	673
Others	8,044	12,210
	227,212	264,621